UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04704
                                                     ---------
                            Primary Trend Fund, Inc.
                            ------------------------
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (414) 271-2726
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------
                  Date of reporting period: September 30, 2005
                                            ------------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Trend Fund, Inc.
Schedules of Investments
September 30, 2005 (Unaudited)

PORTFOLIOS OF INVESTMENTS
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------
                             THE PRIMARY TREND FUND
                                                                                                                  Market
  Shares                                                                                         Cost             Value
-----------                                                                                   ------------     -------------
              COMMON STOCKS                81.7%

     6,000    Abbott Laboratories (Pharmaceutical products)                                     $ 167,454         $ 254,400
     9,000    Allstate Corp. (Insurance)                                                          268,977           497,610
    10,000    Anheuser-Busch Companies, Inc. (Beverages)                                          295,400           430,400
    10,000    Aqua America, Inc. (Water utility)                                                  250,318           380,200
    31,728    Archer-Daniels-Midland Co. (Food processing)                                        463,903           782,412
     6,998    BP plc (Integrated oil company)                                                     143,640           495,808
    25,000    Bristol-Myers Squibb Co. (Pharmaceuticals)                                          610,745           601,500
     5,000    Cambell Soup Co. (Food Processing)                                                  148,000           148,750
    20,000    Cendant Corp. (Diversified consumer services)                                       256,853           412,800
     6,000    Chubb Corp. (Insurance)                                                             327,730           537,300
    15,000    Darden Restaurants, Inc. (Restaurant chains)                                        341,367           455,550
    14,000    Du Pont (E.I.) de Nemours & Co. (Diversified chemicals)                             585,106           548,380
    10,000    Eli Lilly & Co. (Pharmaceuticals)                                                   567,170           535,200
    23,000    General Electric Co. (Diversified manufacturing)                                    668,649           774,410
    10,000    General Mills, Inc. (Diversified food)                                              452,291           482,000
     7,000    Johnson & Johnson (Medical products)                                                299,250           442,960
    16,000    Marcus Corp. (Lodging)                                                              305,196           320,640
    10,000    Mattel, Inc. (Toys)                                                                 190,803           166,800
    11,000    McDonald's Corp. (Restaurant chains)                                                220,071           368,390
    15,000    Microsoft Corp. (Computer Software)                                                 400,900           385,950
     6,000    Occidental Petroleum Corp. (Integrated oil company)                                 121,944           512,580
     8,000    PartneRe Ltd. (Insurance)                                                           266,855           512,400
    18,000    Pfizer, Inc. (Pharmaceuticals)                                                      549,208           449,460
    15,000    SBC Communications Inc. (Communications)                                            360,250           359,550
    30,000    Schering-Plough Corp. (Pharmaceuticals)                                             520,799           631,500
    21,000    Tribune Company (Media)                                                             845,355           711,690
    15,000    Tupperware Corp. (Diversified consumer products)                                    296,827           341,700
    11,160    United Technologies Corp. (Aerospace)                                               231,525           578,534
    14,000    Viacom Inc., CI B (Media)                                                           483,208           462,140
    15,000    Waste Management Inc. (Waste Disposal)                                              440,199           429,150
                                                                                              ------------     -------------

               Total Common Stocks                                                             11,079,992        14,010,165
                                                                                              ------------     -------------

 PRINCIPAL
  AMOUNT
-----------
              BONDS AND NOTES               2.3%
              CORPORATE BOND

  $400,000    Alabama Power Co., 3.125%, due 5/1/08                                               396,557           385,794
                                                                                              ------------     -------------

               Total Bonds and Notes                                                              396,557           385,794
                                                                                              ------------     -------------

               Total Long-Term Investments                                                     11,476,549        14,395,959
                                                                                              ------------     -------------

              SHORT-TERM INVESTMENTS       16.0%
              VARIABLE RATE DEMAND NOTES

   120,613    American Family Insurance Co.                                                       120,613           120,613
 2,137,508    U S Bancorp                                                                       2,137,508         2,137,508
   492,022    Wisconsin Corp Central Credit Union                                                 492,022           492,022
                                                                                              ------------     -------------
               Total Short-Term Investments                                                     2,750,143         2,750,143
                                                                                              ------------     -------------

              TOTAL INVESTMENTS           100.0%                                              $ 14,226,692       17,146,102
                                                                                              ============

              Other Assets less Liabilities 0.00                                                                      6,078
                                                                                                               -------------

              NET ASSETS                  100.0%                                                               $ 17,152,180
                                                                                                               =============


SUMMARY OF INVESTMENTS BY SECTOR

                                        Percent of
Sector                             Investment Securities
------                             ---------------------
Health Care                                17.4%
Consumer Discretionary                     16.9%
Short term (cash)                          16.4%
Industrials                                13.1%
Consumer Staples                           11.0%
Financials                                  9.2%
Energy                                      6.0%
Technology                                  4.4%
Materials                                   3.3%
Utilities                                   2.3%
                                        ---------
                                          100.0%

See notes to statement of investments.

NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2005 (unaudited)

ORGANIZATION
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Fund, Inc. ("Income Fund") began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TAX INFORMATION
At September 30, 2005, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $14,226,692 and $3,459,532 for the Trend Fund and Income Fund, respectively, were as follows:


                                    TREND FUND                 INCOME FUND
Appreciation..................      $3,319,691                  $757,568
Depreciation..................        (400,282)                 (141,142)
                              ------------------------     --------------------
                              ------------------------     --------------------
Net Appreciation on Investments.... $2,919,409                  $616,426

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

By:      /s/Lilli Gust
    -------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    November 28, 2005
      -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Lilli Gust
    -------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    November 28, 2005
      -----------------------------------


By:      /s/Lilli Gust
    -------------------------------------
         Lilli Gust
         Principal Financial Officer

Date:    November 28, 2005
      ------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)